Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

All Plan investments as of December 31, 2025 and 2024 were held by the custodian and are reported at fair value or contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Collective trust funds are investments held in pooled funds that are valued at the trust's net asset value as published on a public stock market or the trust's unpublished net asset value. See Note 8 for further discussion and disclosure related to fair value measurements. Investments at contract value include a fully benefit-responsive investment contract. The fully benefit-responsive investment contract is a guaranteed investment contract reflected at contract value comprised of contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. See Note 7 for further discussion related to the fully benefit-responsive investment contract.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis of accounting. Dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses on the Plan’s investments are included in net appreciation in the fair value of investments in the statements of changes in net assets available for benefits.

Participant notes receivable are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis.

Payment of Benefits

Benefit payments are recorded when paid.

Administrative Expenses

Administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Other than record-keeping fees, the Company pays all legal, accounting and other services on behalf of participants. Record-keeping fees are generally charged directly to the participant's account. Expenses relating to purchases, sales or transfers of the Plan’s investments, if any, are charged to the particular investment fund to which the expenses relate. Fees incurred by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of the investments held in the participants' account, as they are paid through revenue sharing, rather than a direct payment. The revenue sharing fees resulted in appreciation in fair value of the participants' investments totaling $496,998 and $679,727 for the years ending December 31, 2025, and 2024, respectively. The Company pays directly any other fees related to the Plan’s operations, including all trustee fees and investment advisory fees to Hancock Whitney Bank, which are excluded from these financial statements. Beginning January 1, 2025, plan administrative expenses may be reduced by credits provided by the Plan's record keeper and custodian of its assets for the net float income it earns with respect to the Plan. Float earnings for the year ended December 31, 2025 were not material.